Taxation - Narrative (Details) - GBP (£) £ in Millions		12 Months Ended
	Jan. 01, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Standard rate of corporation tax			23.50%	19.00%	19.00%
Deferred tax directly to equity			£ 1
Income tax debited (credited) to other comprehensive income			(6)	£ 73	£ 14
Income tax debited (credited) to other comprehensive income				68
Current income tax debited (credited) to other comprehensive income			(5)	5	0
Deferred income tax debited (credited) to other comprehensive income			(1)	68	£ 14
Deferred tax liabilities			3,487	3,601
Temporary differences arising on unremitted profits where management can control future reversal			206	385
Deferred tax assets			265	220
Tax effect of reassessment of prior year estimates, one-off deferred tax adjustment			37
Unused trading tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised			260	266
Deferred tax assets			11	14
Unused trading tax losses | UNITED STATES
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised			£ 175	178
Period over which tax losses expire at various dates			17 years
Taxation that would arise on the future distribution of profits by certain overseas subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities			£ 37	£ 40
Minimum | OECD Pillar Two global minimum tax rate
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Standard rate of corporation tax	15.00%
Minimum | Unused trading tax losses | UNITED STATES
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiration period, tax losses			15 years
Maximum | Forecast
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase in effective adjusted tax rate through impact of Pillar Two		1.00%
Maximum | Unused trading tax losses | UNITED STATES
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiration period, tax losses			20 years